Note 16 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 21, 2015	Feb. 17, 2015	Dec. 23, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 28, 2018	Jun. 30, 2018
Dividends, Common Stock, Cash				$ 0	$ 0	$ 0
Stock Repurchased During Period, Shares				0	0	0
Shares Purchased for Cashless Option Exercise				3,589
Shares Purchased in Cashless Option Exercise Price Per Share				$ 19.94
Preferred Stock, Shares Authorized				500,000	500,000			500,000
Preferred Stock, Shares Issued, Total			26,000	0	0
Preferred Stock, Dividend Rate, Per-Dollar-Amount			$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.68		$ 4.68
Proceeds from Issuance of Warrants	$ 5,700
Payments for Repurchase of Warrants				$ 6,453	$ 0	$ 0
New Share Repurchase Program [Member]
Stock Repurchased During Period, Shares				0
Stock Repurchase Program, Authorized Amount							$ 6,000
Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares		10,000
Warrant [Member]
Stock Issued During Period, Shares, New Issues				319,651